Warrant Liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jan. 25, 2022	Jan. 24, 2022	Jan. 22, 2022	Jan. 18, 2022
Derivative [Line Items]
Warrant liability	$ 8,335	$ 2,795
Liberty Warrants and Liberty Advisory Fee Warrant
Derivative [Line Items]
Warrant liability	6,191	2,017				$ 30,900
PIPE Warrant
Derivative [Line Items]
Warrant liability	311	97			$ 1,300
$8.63 Warrants
Derivative [Line Items]
Warrant liability	1,833	$ 681
Warrant price (in dollars per share)		$ 8.63	$ 8.63	$ 11.50
Warrant liability, new issuance	$ 4,900
Warrant redemption (in dollars per share)			$ 13.50	$ 18.00
$8.63 Warrants | CF V shares
Derivative [Line Items]
Class of warrant or right, exercisable period after closing date			30 days
Warrants and rights outstanding, term			5 years
Issuance of common stock upon exercise of common stock warrants (in shares)	613,111
Intrinsic value	$ 300
SPAC Public Warrants | CF V shares
Derivative [Line Items]
Class of warrant or right, outstanding (in shares)			8,333,333
SPAC Private Placement Warrants | CF V shares
Derivative [Line Items]
Class of warrant or right, outstanding (in shares)			200,000
Shares issued to Sponsor under Forward Purchase Securities Agreement | CF V shares
Derivative [Line Items]
Warrants, unissued (in shares)			333,333